Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	1000537	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $125.00. (XXXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR X.XX% + 1.5%, or X.XX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: CD data field is blank, calculates to be $25. Cure for $25 Lender Inspection Fee was not provided. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: GRMA fee reflected in section B, should be in section E. Federal Compliance - TRID - Zero Percent Fee Tolerance: Fee disclosed as $125 on LE dated XX/XX/XXXXnd as $150 on Final CD. Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly.	REVIEWER - CURED COMMENT (2019-05-05): Seller provided PC CD with all seller's fees, curing the exception.
REVIEWER - GENERAL COMMENT (2019-05-05): This is only a level 2 if fees don't match up.  When no fees are listed, it's a level 3.
BUYER - GENERAL COMMENT (2019-05-05): should be level 2
REVIEWER - CURED COMMENT (2019-05-05): Cured on PC CD
BUYER - GENERAL COMMENT (2019-05-05): please see PC CD and refund doucmentation
REVIEWER - CURED COMMENT (2019-05-05): PC CD provided with fee in correct section.
REVIEWER - CURED COMMENT (2019-05-05): Cured on PC CD
REVIEWER - GENERAL COMMENT (2019-05-05): Seller PC CD did not reflect a cure for this issue.
BUYER - GENERAL COMMENT (2019-05-05): please see PC CD documentation
REVIEWER - WAIVED COMMENT (2019-05-05): Level 1	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000542	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $545.00 exceeds tolerance of $505.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2023-08-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000538	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000539	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000541	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000540	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000352	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or X.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated designation		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000353	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orX.XX%).	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The appraisal effect date is XX/XX/XXXX and it was provided and received by the borrower on XX/XX/XXXX as per doc XX.	SELLER - GENERAL COMMENT (2023-10-30): Comment from XXXX (XXXX): Original Appraisal REVIEWER - GENERAL COMMENT (2023-10-30): Received original appraisal. Missing evidence of delivery to borrower for report dated XX/XX/XXXX.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000354	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000532	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX [2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE HELENE Disaster Declaration Date: XX/XX/XXXX	Lender approved exception for Borrower having a lis pendens from XX/XXXX, less than 2 years from note date on a cash out loan. No compensating factors provided. The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.	BUYER - GENERAL COMMENT (2024-10-08): See updated exception approval with compensating factors.
REVIEWER - WAIVED COMMENT (2024-10-08): Client elects to down grade and waive using compensating factors
FICO is XXX vs the minimum of 660
DTI is XX% vs the max of 50%
REVIEWER - WAIVED COMMENT (2024-10-17): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 10-11-24.
BUYER - GENERAL COMMENT (2024-10-08): See uploaded PDI
															REVIEWER - WAIVED COMMENT (2024-10-08): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 9-28-24	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The appraisal effective date is XX/XX/XXXX and report date is XX/XX/XXXX. The email of the sent date sent to the borrower is XX/XX/XXXX with no borrower confirmed receipt date. The assumed date is XX/XX/XXXX, which is less than 3 business days prior to the note date.	BUYER - GENERAL COMMENT (2024-10-08): Proof of delivery show we delivered the appraisal report onXX/XX/XXXX Please delete condition. REVIEWER - GENERAL COMMENT (2024-10-08): Exception comment updated - The appraisal effective date is XX/XX/XXXX and report date is XX/XX/XXXX. The email of the sent date sent to the borrower is XX/XX/XXXX with no borrower confirmed receipt date. The assumed date is XX/XX/XXXX, which is less than 3 business days prior to the note date. REVIEWER - WAIVED COMMENT (2024-10-11): Client elects to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000365	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000369	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Partial Payments: The final closing disclosure partial payments section on page 4 of 5 was not completed.	SELLER - GENERAL COMMENT (2024-08-24): Comment from XXXX (XXXX): Closing Disclosure
REVIEWER - GENERAL COMMENT (2024-08-27): SitusAMC received PCCD, but is missing LOE and proof of mailing.  Please provide proof of mailing and LOE to complete remediation.
SELLER - GENERAL COMMENT (2024-09-17): Comment from XXXX (XXXX): Email to the borrower and the LoX+PCCD that was attached and provided to them.
REVIEWER - GENERAL COMMENT (2024-09-17): Partial payment section on page 4 should only have one selection made.  Please provide PCCD with one selection for partial payments on page 4, loe and proof of mailing.
SELLER - GENERAL COMMENT (2024-10-01): Comment from XXXX (XXXX): Corrected PCCD and Email sent to borrower to let them know of the corrected CD.
																							REVIEWER - CURED COMMENT (2024-10-02): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000372	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation	SELLER - GENERAL COMMENT (2024-09-10): Comment from XXXX (XXXX): Email REVIEWER - GENERAL COMMENT (2024-09-10): Received additional copy of appraisal delivery to borrower on XX/XX/XXXX. Mailbox Rule applied. Borrower is considered to have received a copy of the valuation on XX/XX/XXXX, which is post-consummation.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000367	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000374	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2024-10-11): Comment from XXXX (XXXX): 2075 REVIEWER - GENERAL COMMENT (2024-10-11): Received PDI. Photos of subject property reflect roof damage. Investor consideration required. SELLER - GENERAL COMMENT (2024-11-19): Comment from XXXX (XXXX): Inspection REVIEWER - WAIVED COMMENT (2024-11-19): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)		SELLER - GENERAL COMMENT (2024-09-03): Comment from XXXX (XXXX): Waiver+Email REVIEWER - GENERAL COMMENT (2024-09-03): Received additional copy of appraisal delivery previously provided. Exception remains EV2, informational. Waiver document not provided. BUYER - GENERAL COMMENT (2024-09-10): Comment from XXXX (XXXX): Hello, Isnt the Waiver needed page 3 of what was uploaded? Is there a different Waiver needed? REVIEWER - GENERAL COMMENT (2024-09-10): Timing waivers cannot be signed on day of closing.		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000379	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orX.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Pre-closing AUS received in trailing. Data and testing updated.	BUYER - GENERAL COMMENT (2024-09-26): Comment from XXXX (XXXX): Please clarify any action required from my end on this suspension. REVIEWER - WAIVED COMMENT (2024-10-01): Buyer accepts re-designation. REVIEWER - WAIVED COMMENT (2024-08-15): Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000378	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Bankruptcy / Balance: 0.00	The credit report reflects the borrower had a Chapter 13 BK discharged on XX/XX/XXXX. The note date is XX/XX/XXXX; therefore, the seasoning does not meet the guideline requirement of 2 years. Lender exception email provided for seasoning	REVIEWER - WAIVED COMMENT (2024-08-19): Meets client waiver guidelines	1				1					Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000386	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender exception approval in file for Income payment shock. Payment shock XX% > max 300% & DTI > 40%. Compensating factors: 1) exceeds minimum reserves by 12 months; 2) Time on current job 3 years.	REVIEWER - WAIVED COMMENT (2024-09-09): Waived and downgraded per client email/ sheet based on available compensating factors.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000370	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee increased from $575.00 on the initial Loan Estimate to $650.00 on the Loan Estimate dated XX/XX/XXXX without a valid change of circumstance.	SELLER - GENERAL COMMENT (2024-09-11): Comment from XXXX (XXXX): CoC showing the increase
REVIEWER - GENERAL COMMENT (2024-09-11): SitusAMC received COC stating "complexity" however we required the reason as to what caused the property to be complex .Kindly provide detail reason for complexity with supporting document of timeline in order to clear the exception.
BUYER - GENERAL COMMENT (2024-09-26): Comment from XXXX (XXXX): Hello, Could you confirm the amount for the Cure. Is it for 75?
REVIEWER - GENERAL COMMENT (2024-09-26): Required cure for under-disclosure of appraisal fee is $75. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-10-08): Comment from XXXX (XXXX): Cure Packet
REVIEWER - GENERAL COMMENT (2024-10-09): SitusAMC received Corrected PCCD, LOX and Copy of refund check and Proof mailing. However, we are unable to track that the FedEX tracking number for the shipment was delivered to borrower or not. Hence, we also required proof of mailing label or provided confirmation on email from borrower that they received copy of check in order to cure this exception.
BUYER - GENERAL COMMENT (2024-10-11): Comment from XXXX (XXXX): Packet is now showing as delivered. Thank you!
																							REVIEWER - CURED COMMENT (2024-10-13): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000376	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000366	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or X.XX%).
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,518.25 exceeds tolerance of $4,843.00 plus 10% or $5,327.30.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,708.25 exceeds tolerance of $4,631.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - WAIVED COMMENT (2024-08-30): Client elects to waive. REVIEWER - CURED COMMENT (2024-09-06): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-09-06): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000383	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)						-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000388	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).		BUYER - GENERAL COMMENT (2024-09-24): Comment from XXXX (XXXX): please escalate to clear REVIEWER - GENERAL COMMENT (2024-09-24): Unable to clear. Remains open, EV2, informational.				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000382	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:59XX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000375	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000391	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000397	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $53.00 plus 10% or $58.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Re-stated designation Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2024-09-26): Comment from XXXX (XXXX): Hello, Going to review this condition today. If agreed to cure can you please confirm the total cure amount for this loan please to make sure we have same results? Is it 33 for this condition and 123 in total? Thank you!
REVIEWER - GENERAL COMMENT (2024-09-27): SItusAMC received rebuttal, cure of $27.70 is required for 10% tolerance and $90 for 0% tolerance. Total cure required would be $117.70. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-10-01): Comment from XXXX (XXXX): CoC explaining the fee increase. Was this not accepted?
REVIEWER - GENERAL COMMENT (2024-10-02): SitusAMC received valid COC dated XX/XX/XXXX indicates that borrower request Vesting is being updated. But there seems to be no supporting document in the loan file for the borrower request to change. Please provide documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Otherwise, cure is required to borrower.
SELLER - GENERAL COMMENT (2024-10-18): Comment from XXXX (XXXX): Cure Packet
REVIEWER - CURED COMMENT (2024-10-21): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing
BUYER - GENERAL COMMENT (2024-09-26): Comment from XXXX (XXXX): Hello, Going to review this condition today. If agreed to cure can you please confirm the total cure amount for this loan please to make sure we have same results? is it 90$ for this condition and 123 in total? Thank you!
REVIEWER - GENERAL COMMENT (2024-09-27): SItusAMC received rebuttal, cure of $27.70 is required for 10% tolerance and $90 for 0% tolerance. Total cure required would be $117.70. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-10-01): Comment from XXXX (XXXX): Hello, Found this CoC detailing the Fee addition. Is this not acceptable?
REVIEWER - GENERAL COMMENT (2024-10-02): SitusAMC received Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the desk review was required and the fee was added. Also, Appraisal value change is not valid COC to required additional desk review. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-10-18): Comment from XXXX (XXXX): Cure Packet
																							REVIEWER - CURED COMMENT (2024-10-21): SitusAMC Received Corrected PCCD, LOE, Refund Check and Proof of Mailing	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000368	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Please provide the IEADS disclosure that shows the initial deposit, initial escrow collected and the disbursement schedule for the first year.		Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000380	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Appraisal Documentation - Subject Property is greater than 10 acres.	Guidelines do not allow for more than 10 acres - property is rural with 15.76 acres. Lender exception approval in file based on LTV, FICO, and housing history - investor consideration required.	SELLER - GENERAL COMMENT (2024-09-13): Comment from XXXX (XXXX): . REVIEWER - GENERAL COMMENT (2024-09-16): investor consideration required, Approved exception provided BUYER - GENERAL COMMENT (2024-09-16): Comment from XXXX (XXXX): The investor approved exception was uploaded, what more are you requiring? REVIEWER - GENERAL COMMENT (2024-09-16): Buyer to review REVIEWER - WAIVED COMMENT (2024-09-26): Client approves waive and downgrade per email datedXX/XX/XXXX	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000385	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000384	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] State Compliance - Minnesota Tangible Net Benefit Disclosure Signed by Borrower: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Tangible Net Benefit Disclosure not signed by the Borrower prior to closing. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $14.00 exceeds tolerance of $6.00. Insufficient or no cure was provided to the borrower. (7579)	State Compliance - Minnesota Tangible Net Benefit Disclosure Signed by Borrower: Tangible Net Benefit Disclosure in file was not signed by the Borrower prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $14.00 exceeds tolerance of $6.00. No valid changed circumstance was provided. No cure was provided to the Borrower.	BUYER - GENERAL COMMENT (2024-09-26): Comment from XXXX (XXXX): Hello, Going to review this condition today. If agreed to cure can you please confirm the total cure amount for this loan please to make sure we have same results? Is it $8? Thank you!
REVIEWER - GENERAL COMMENT (2024-09-27): SitusAMC received rebuttal, cure of $8 is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
SELLER - GENERAL COMMENT (2024-10-08): Comment from XXXX (XXXX): Cure Packet shipping soon
																							REVIEWER - CURED COMMENT (2024-10-09): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000396	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000402	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000392	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $111.10 exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - Self-Employed Tax Return Recency - QM: Extension for the 2023 personal tax returns were filed by the borrower. Missing the extension filed for the business for 2023.
Federal Compliance - Self-Employed Tax Return Recency - QM: Extension for the 2023 personal tax returns were filed by the borrower. Missing the extension filed for the business for 2023.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was last disclosed as $92.00 on LE but disclosed as $193.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	BUYER - GENERAL COMMENT (2024-09-26): Comment from XXXX (XXXX): Hello, Going to review this condition today. If agreed to cure can you please confirm the total cure amount for this loan please to make sure we have same results? Is the Cure amount 19.10? Thank you!
REVIEWER - GENERAL COMMENT (2024-09-27): Required cure for 10% tolerance is $9.90. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2024-11-07): Comment from XXXX (XXXX): Cure Packet, Shipping Soon.
																							REVIEWER - CURED COMMENT (2024-11-07): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000377	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note Amount of $XXXX based on the Commitment in file.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000398	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000440	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000387	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Miscellaneous Credit (Non-Material):	Non-warrantable condo has commercial space of 56%, which is greater than the 35% guideline threshold. Lender exception in file. Stories on 1073 Appraisal showing 100 but Clarity is not allowing to capture 100, Hence Updated as 99 Stories.	REVIEWER - WAIVED COMMENT (2024-09-24): Exception approval provided, meets buyers waiver policy.	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000394	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000426	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000429	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000431	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000437	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000438	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000439	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000435	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Note Date: XX/XX/XXXX; Lien Position: 1			1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording service fee increased on XX/XX/XXXX CD with no valid change evident.	REVIEWER - CURED COMMENT (2024-09-24): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	1000432	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000433	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000445	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000444	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000419	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000447	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orX.XX%).	Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: The loan exceeds the required QM Points and Fees.	REVIEWER - WAIVED COMMENT (2024-09-29): Client elects to waive.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000393	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX	SELLER - GENERAL COMMENT (2024-10-08): Comment from XXXX (XXXX): FEMA cert REVIEWER - GENERAL COMMENT (2024-10-10): Received PDI in trailing documents reflecting no damage to the subject property. FEMA Disaster for Helene with a Declaration Date of XX/XX/XXXX does not yet have a declared End Date. Moved to buyer queue for waiver and downgrade consideration as exception cannot be cleared without End Date. REVIEWER - WAIVED COMMENT (2024-10-17): PDI shows no damage	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000373	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000390	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan Amount of $XXXX is less than Guideline minimum loan Amount of $XXXX.	There is a lender exception in the loan file for minimum loan amount not being met with compensating factors.	REVIEWER - WAIVED COMMENT (2024-09-30): Lender exception approval in loan file	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000410	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $946.50 exceeds tolerance of $641.00 plus 10% or $705.10.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial application date ofXX/XX/XXXX was greater than 3 business days before the disclose date. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Initial application date ofXX/XX/XXXX was greater than 3 business days before the disclose date.	REVIEWER - CURED COMMENT (2024-09-26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-09-26): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000400	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: The Right to Cancel reflects the expiration date as XX/XX/XXXX; however, the actual expiration date is XX/XX/XXXX.	SELLER - GENERAL COMMENT (2024-10-16): Comment from XXXX (XXXX): Right to Cancel REVIEWER - GENERAL COMMENT (2024-10-16): Received Proof of Delivery and Re-opened Rescission using the correct model form. Missing LOE to borrower required for remediation. SELLER - GENERAL COMMENT (2024-10-17): Comment from XXXX (XXXX): Email to borrower REVIEWER - CURED COMMENT (2024-10-17): Received Letter of Explanation, Proof of Delivery, and evidence of Re-opened Rescission using the correct model form.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000428	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Note Date: XX/XX/XXXX; Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	1000413	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000436	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Note Date: XX/XX/XXXX; Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	1000418	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)		SELLER - GENERAL COMMENT (2024-10-02): Comment from XXXX (XXXX.): Proof of Deliv REVIEWER - GENERAL COMMENT (2024-10-07): Valuation sent onXX/XX/XXXXno proof of receipt, 3 day mailbox rule applied BUYER - GENERAL COMMENT (2024-10-08): Comment from XXXX (XXXX.): Initial Appraisal was used for valuation/qualification, revision was clerical. Please waive. REVIEWER - GENERAL COMMENT (2024-10-10): EV2 exception, remains open. Revised report not provided within three (3) business days prior to consummation.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000395	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000411	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: TROPICAL STORM HELENE Disaster Declaration Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2024-10-08): Comment from XXXX (XXXX): FEMA cert REVIEWER - GENERAL COMMENT (2024-10-10): Received PDI in trailing documents reflecting no damage to the subject property. FEMA Disaster for Helene with a Declaration Date of XX/XX/XXXX does not yet have a declared End Date. Moved to buyer queue for waiver and downgrade consideration as exception cannot be cleared without End Date. REVIEWER - WAIVED COMMENT (2024-10-17): PDI shows no damage, okay to waive per client email XX/XX/XXXX	1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000414	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX	SELLER - GENERAL COMMENT (2024-10-30): Comment from XXXX (XXXX.): PDI
REVIEWER - GENERAL COMMENT (2024-10-30): Exception updated to reflect property within Milton FEMA declared disaster area. Inspection report provided is dated XX/XX/XXXX. Declared Date for Milton is XX/XX/XXXX. An updated inspection (after XX/XX/XXXX) is required.
REVIEWER - GENERAL COMMENT (2024-10-30): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Disaster Name: HURRICANE HELENE
Disaster Declaration Date: XX/XX/XXXX
SELLER - GENERAL COMMENT (2024-11-05): Comment from XXXX (XXXX.): PDI
REVIEWER - WAIVED COMMENT (2024-11-05): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000405	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $100.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (75208)		REVIEWER - CURED COMMENT (2024-10-01): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000409	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	The condo does not meet requirements as the ACV on roofs and a wind driven rain sublimit. Exception in file.	SELLER - GENERAL COMMENT (2024-10-04): Comment from XXXX (XXXX): exception approval REVIEWER - WAIVED COMMENT (2024-10-06): Credit exception approval based on 2 or more compensating factors meeting client criteria.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000434	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000430	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Lender exception in file to allow F-1 VISA / C03C EAD for Non-US Citizen.	SELLER - GENERAL COMMENT (2024-10-07): Comment from XXXX (XXXX): Hello,

Please see attached Visa Docs

Thank you,
REVIEWER - GENERAL COMMENT (2024-10-07): Received supporting documentation in trailing. Missing buyer credit exception approval.
SELLER - GENERAL COMMENT (2024-10-10): Comment from XXXX (XXXX): Hello,

we have a copy of the borrowers (Park)US VISA-H1B and F1 letter from employer as well. We have documented per the FReddie guidelines hat the borrower is authorized to be in the US and will be here for at least 3 years

Thank you,
REVIEWER - GENERAL COMMENT (2024-10-13): Received supporting documentation in trailing. Missing buyer credit exception approval.
BUYER - GENERAL COMMENT (2024-10-17): Comment from XXXX (XXXX): Hello,

Can we get the section of the guide that shows a buyer credit exception approval is required. We have documented the borrower is authorized to be in the US and will be here for at least 3 years

Thank you,
REVIEWER - GENERAL COMMENT (2024-10-18): Exception is based on LoanDepot Exception Approval document provided in the file submission (Doc XXXX). Per file submission, a request was made to allow F-1 Visa due to I-797 not yet available. Loan was reviewed to AUS, not manual guidelines.
SELLER - GENERAL COMMENT (2024-10-29): Comment from XXXX (XXXX): Hello,

UW exception uploaded

Thank you,
REVIEWER - GENERAL COMMENT (2024-10-29): Received additional copy of LoanDepot Credit exception. Missing LRP exception approval.
BUYER - GENERAL COMMENT (2024-11-07): Comment from XXXX (XXXX): Hello,

Can you give an explanation of what a LRP exception approval is?

Thank you,
REVIEWER - GENERAL COMMENT (2024-11-08): Moved to LRP queue to provided.
															REVIEWER - WAIVED COMMENT (2024-11-14): Waived and downgraded per client email/ sheet based on available compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score is above 680.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000427	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000448	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000401	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000399	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000406	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000407	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000421	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000423	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower Delivery Cert in file confirms appraisal was sent on 9/20, however, evidence is missing that the borrower received/downloaded the appraisal at or before closing. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence is missing that the borrower received/downloaded the appraisal report datedXX/XX/XXXX at or before closing.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000425	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2024-10-28): Comment from XXXX (PRMG): Please see disaster inspection REVIEWER - WAIVED COMMENT (2024-10-29): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000442	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000404	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000415	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000466	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000468	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000453	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:91XX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): File is missing evidence that the appraisal datedXX/XX/XXXX was received by the borrower on or before closing. Delivery date wasXX/XX/XXXX. 3 day mailbox rule applied.	SELLER - GENERAL COMMENT (2024-10-10): Comment from Phuong Do (JMAC Lending): Appraisal waivers and ECOA are all in the file. REVIEWER - GENERAL COMMENT (2024-10-14): Borrower waiver provided, appraisal sentXX/XX/XXXX not within 3 days - exception is EV2				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000455	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of X.XX% of the Original Loan Amount and $1000.00 (2024). FNMA Finance Charge total $19,130.39 on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00 (2024) (an overage of $XXXX or X.XX%).		REVIEWER - WAIVED COMMENT (2024-10-10): Client elects to waive.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000412	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $183.00 plus 10% or $201.30. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)		REVIEWER - CURED COMMENT (2024-10-08): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-10-08): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000408	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,557.00 exceeds tolerance of $4,200.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Notary Date not present on DOT in file.	SELLER - GENERAL COMMENT (2024-10-14): Comment from XXXX (PRMG): Per DOT consummation date is XX/XX/XXXX. REVIEWER - GENERAL COMMENT (2024-10-16): EV2, informational. Subject property is in GA and Notary signature line is not dated. REVIEWER - CURED COMMENT (2024-10-10): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000416	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Schedule K-1 less than 25 Percent)
																					[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/Schedule C)	Federal Compliance - Self-Employed Tax Return Recency - QM: EV2, informational. Federal Compliance - Self-Employed Tax Return Recency - QM: EV2, informational. Federal Compliance - Self-Employed Tax Return Recency - QM: 2023 1040 Business and Personal Tax Returns not provided. Extension in file for the 2023 personal tax returns.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000476	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000389	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing	REVIEWER - CURED COMMENT (2024-10-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000454	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000475	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000446	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000458	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of X.XX% of the Original Loan Amount and $1000.00 (2024). FNMA Finance Charge total $19,348.60 on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00 (2024) (an overage of $XXXX or X.XX%).	REVIEWER - WAIVED COMMENT (2024-10-15): Client elects to waive.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000371	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [2] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: 7/6 ARM loan was qualified using the Note Rate (Doc XXXX). Required qualification method for ATR is: Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment.
Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: 7/6 ARM loan was qualified using the Note Rate (Doc XXXX). Required qualification method for ATR is: Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment. Using required method for qualifying results in a DTI of XX%	SELLER - GENERAL COMMENT (2024-10-18): Comment from XXXX (XXXX): Per LD guidelines, 7/6 and 10/6 ARM loans are qualified at the Note rate. This also aligns with Fannie mae. Attaching a copy of our matrix.
REVIEWER - GENERAL COMMENT (2024-10-24): Loan was submitted and reviewed as a non-QM loan. Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). Qualification method for non-QM loans is regulatory and outside of credit guidelines.
REVIEWER - WAIVED COMMENT (2024-11-18): Credit exception approval based on 2 or more compensating factors meeting client criteria.
SELLER - GENERAL COMMENT (2024-10-21): Comment from XXXX (XXXX): Per LD guidelines, 7/6 and 10/6 ARM loans are qualified at the Note rate. This also aligns with Fannie mae. Attaching a copy of our matrix.
REVIEWER - GENERAL COMMENT (2024-10-24): Loan was submitted and reviewed as a non-QM loan. Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). Qualification method for non-QM loans is regulatory and outside of credit guidelines. Using the correct qualifying method, DTI is XX%
																							REVIEWER - WAIVED COMMENT (2024-11-18): Credit exception approval based on 2 or more compensating factors meeting client criteria.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000457	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE HELENE Disaster Declaration Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2024-10-24): Comment from XXXX (XXXX): attached REVIEWER - WAIVED COMMENT (2024-10-24): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $135.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-10-16): Sufficient Cure Provided At Closing		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000473	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or X.XX%).		REVIEWER - WAIVED COMMENT (2024-10-17): Client elects to waive.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000443	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 660.	Lender exception approval in file for condo not meeting full definition of gut rehab for conversion from motel to condo. Property was replaced/converted in stages. Water fall due to fico score is less than the minimun requirement.	SELLER - GENERAL COMMENT (2024-10-18): Comment from XXXX (XXXX): LRP Exception approval REVIEWER - WAIVED COMMENT (2024-10-24): Credit exception approval based on 2 or more compensating factors meeting client criteria. SELLER - GENERAL COMMENT (2024-10-23): Comment from XXXX (XXXX): Please see the attached exception approval for the fico score REVIEWER - GENERAL COMMENT (2024-10-24): Exception approval received does not pertain to the FICO score. REVIEWER - WAIVED COMMENT (2024-10-28): Waived and downgraded per client email/ sheet based on available compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000424	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Re-Inspection Fee increased from $0.00 on the initial Loan Estimate to $175.00 on the Loan Estimate dated XX/XX/XXXX without a valid change of circumstance.	SELLER - GENERAL COMMENT (2024-10-30): Comment from XXXX (XXXX): No Final Inspection was required, borrower charged in error. Final Inspection fee refunded 10/2 REVIEWER - GENERAL COMMENT (2024-10-31): SitusAMC received Post CD. However, we would also require Copy of refund check, proof of mailing and LOX in order to cure the exception. SELLER - GENERAL COMMENT (2024-11-21): Comment from XXXX (XXXX): PCCD, email to borrower, refund check, and FedEx POD REVIEWER - CURED COMMENT (2024-11-22): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000472	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000482	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2024-11-12): Comment from XXXX (XXXX): DAIR Report REVIEWER - WAIVED COMMENT (2024-11-12): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $575.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Re-Inspection Fee increased from $0.00 on the initial Loan Estimate to $575.00 on the Loan Estimate dated XX/XX/XXXX without a valid change of circumstance.	SELLER - GENERAL COMMENT (2024-11-12): Comment from XXXX (XXXX): Cure Docs. REVIEWER - CURED COMMENT (2024-11-13): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000483	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000484	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $850.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence confirming that the borrower received the appraisal at least 3 business days prior to closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing	SELLER - GENERAL COMMENT (2024-10-23): Comment from XXXX (XXXX): Attached proof of appraisal delivery.
REVIEWER - GENERAL COMMENT (2024-10-25): Appraisal was sent to borrower on 09/13. Mailbox Rule applied. Borrower is considered to have received appraisal on XX/XX/XXXX. Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2024-10-29): Comment from XXXX (XXXX): I don't understand why proof of delivery wasn't acceptable.
REVIEWER - GENERAL COMMENT (2024-10-30): Appraisal was sent to borrower on 09/13. Mailbox Rule applied. Borrower is considered to have received appraisal on XX/XX/XXXX - which is post-closing. Therefore, the borrower did not receive the report three (3) business days prior to consummation.
																							REVIEWER - CURED COMMENT (2024-10-21): Sufficient Cure Provided At Closing				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000486	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000463	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000465	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000467	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000461	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The guidelines require an institutional VOR or bank statements and/or canceled checks. The VOR provided is not an institutional VOR and the file does not contain the required bank statements and/or canceled checks. Exception in file.	REVIEWER - WAIVED COMMENT (2024-10-24): Exception approval provided, meets buyers waiver policy.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000485	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000417	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $400.00 exceeds tolerance of $300.00. Insufficient or no cure was provided to the borrower. (7567)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lender's Title Insurance was disclosed on the initial Loan Estimate as $300.00 and on the final Closing Disclosure as $400.00. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (2024-10-25): Comment from XXXX (XXXX): Current mortgage being paid off was originated by XXXX XXXX. H-8 is the correct form. Please see fraud report in file.
REVIEWER - GENERAL COMMENT (2024-10-28): For a same lender refinance, the correct RTC document is H-9. Subject loans closed using Form H-8.
SELLER - GENERAL COMMENT (2024-11-04): Comment from XXXX (XXXX): attached
REVIEWER - GENERAL COMMENT (2024-11-05): Received corrected RTC Form and Proof of delivery to borrower. Missing LOE to borrower that is part of the required remediation.
SELLER - GENERAL COMMENT (2024-11-05): Comment from XXXX (XXXX): Hello. We do not send out seperate LOX documents for Right to Cancel resigns. There is an LOX built in with a message to the borrower advising him that we had the incorrect form signed at closing. See attached.
REVIEWER - CURED COMMENT (2024-11-06): Received  Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form
SELLER - GENERAL COMMENT (2024-11-04): Comment from XXXX (XXXX): pccd attached
REVIEWER - CURED COMMENT (2024-11-05): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000452	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	GP doesn't meet guidelines which defer to Fannie. Equity agreement (doesn't fully meet FNMA policy), and the income calculation. The borrowers is employed by in XXXX. In November 2023, the borrower acquired 15% ownership. Prior to that the borrower was a W2 employee since 2012. Investor exception in file.	REVIEWER - WAIVED COMMENT (2024-10-24): Exception approval provided, meets buyers waiver policy.	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX- Offices of Mental Health/Schedule C)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75204)	Federal Compliance - Self-Employed Tax Return Recency - QM: There is a tax extension in file. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $2.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing	BUYER - GENERAL COMMENT (2024-10-25): Comment from XXXX (XXXX): Tax extension was through XX/XX/XXXX, loan closed prior that date so the 2023 returns should not be required. REVIEWER - GENERAL COMMENT (2024-10-28): Exception remains EV2, informational. REVIEWER - CURED COMMENT (2024-10-23): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000471	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000420	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000462	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000381	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000422	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $300.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (75208)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $175.50 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2024-10-30): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-10-30): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000464	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000494	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX	SELLER - GENERAL COMMENT (2024-11-19): Comment from XXXX (XXXX): DIR REVIEWER - WAIVED COMMENT (2024-11-19): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orX.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.	REVIEWER - WAIVED COMMENT (2024-11-04): Client elects to waive	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Property inspected post disaster but pre-FEMA declaration of disaster end date.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000488	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7598)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Abstract Search Fee increased from $0.00 on the initial Loan Estimate to $125.00 on the Loan Estimate dated XX/XX/XXXX without a valid change of circumstance.	SELLER - GENERAL COMMENT (2024-11-18): Comment from XXXX (XXXX): attached REVIEWER - CURED COMMENT (2024-11-19): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000477	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file contains an appraisal acknowledgement signed at closing; however, the appraisal report is only dated 2 days prior to the loan closing; therefore, could not have been received as least 3 business days prior to consummation.	SELLER - GENERAL COMMENT (2024-11-11): Comment from XXXX (XXXX): Rebuttal
REVIEWER - GENERAL COMMENT (2024-11-11): Received XX/XX/XXXX report (Doc XXXX) and Lender Correspondence (Doc XXXX) reflecting appraisal delivery to Cardinal, not to borrower. Missing evidence borrower was provided a copy of report three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2024-11-12): Comment from XXXX (XXXX): Appraisal Delivery
REVIEWER - GENERAL COMMENT (2024-11-13): Received evidence of appraisal emailed to borrower on XX/XX/XXXX. Mailbox Rule applied. Borrower is considered to have received the appraisal on XX/XX/XXXX. Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
BUYER - GENERAL COMMENT (2024-11-19): Comment from XXXX (XXXX): Please confirm, based on the email provided and the acknowledgment of receipt of the appraisal (located on XXXX of the closing package), that the borrower received the appraisal within the required three-day timeframe.

Kindly proceed with clearing this condition at your earliest convenience. Should you need any additional information or documentation, please do not hesitate to let me know.

Thank you for your prompt attention to this matter.
REVIEWER - GENERAL COMMENT (2024-11-20): This is an EV2 exception, original appraisal dated XX/XX/XXXX was sent to borrower on 10/22, updated appraisal 10/23 was not provided, there is no way an appraisal dated 10/23 can be provided 3 days prior to consummation date of 10/25
BUYER - GENERAL COMMENT (2024-11-21): Comment from XXXX (XXXX): As previously stated, there was no change in the valuation of the property in the revised appraisal. Therefore, the three-day rule is not applicable in this instance. Additionally, the value of the property was provided to the borrower within the allotted three-day timeframe.
REVIEWER - GENERAL COMMENT (2024-11-21): Received evidence of appraisal emailed to borrower on XX/XX/XXXX. Mailbox Rule applied. Borrower is considered to have received the appraisal on XX/XX/XXXX. Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2024-11-22): Comment from XXXX (XXXX): As previously provided, the initial appraisal dated October 22nd was delivered with in required 3 days. The updated appraisal dated 10/23 had no change in the value which does not require an new 3 day rule.
																							REVIEWER - GENERAL COMMENT (2024-11-25): Commentary provided is correct, this is an EV2 because not all appraisals were provided 3 days prior but were provided.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000515	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000507	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX	BUYER - GENERAL COMMENT (2024-11-12): Comment from XXXX (XXXX.): Please waive, inspection performed after incident date. No damage due to Hurricane. REVIEWER - WAIVED COMMENT (2024-11-13): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000496	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				1				2	[2] State Compliance - Minnesota Tangible Net Benefit Disclosure: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Tangible Net Benefit Disclosure not provided to the Borrower.		BUYER - GENERAL COMMENT (2024-11-26): Comment from XXXX (XXXX): Can you please provide an example of this form? We are unaware of what this document it. REVIEWER - GENERAL COMMENT (2024-11-26): Please reference Minn. Stat. §§ 58.13, subd. 1(25). LOS provider should be able to provide the Tangible Net Benefit Disclosure.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000491	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000451	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the Amount of $XXXX is over disclosed by $144.23 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXXX is under disclosed by $144.23 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $50.00 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The lender did not include the Verification Fee of $75.00 and the Title - Sales Tax of $69.23 in the finance charge calculation resulting in the finance charge being under disclosed. Federal Compliance - TRID Final Closing Disclosure Finance Charge: The lender did not include the Verification Fee of $75.00 and the Title - Sales Tax of $69.23 in the finance charge calculation resulting in the finance charge being under disclosed.	SELLER - GENERAL COMMENT (2024-11-21): Comment from XXXX (XXXX): PCCD. LOX, UPS and Check
REVIEWER - CURED COMMENT (2024-11-22): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.
SELLER - GENERAL COMMENT (2024-11-21): Comment from XXXX (XXXX): PCCD, LOX, UPS and Check
REVIEWER - CURED COMMENT (2024-11-22): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.
																							REVIEWER - CURED COMMENT (2024-11-07): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000480	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000469	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-11-12): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000487	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000481	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000512	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000520	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000478	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Report - Borrower has less than 2 FICO scores [2] Miscellaneous - Credit Exception: [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note Amount of $XXXX based on the Preliminary in file.	The Co-Borrower has only 1 credit score. The guidelines require 2 credit scores. Exception in file. Non-warrantable condo. No ordinance A insurance and hurricane of 15% deductible on pump station site improvements (gates, intercom, pool, signage, fencing, lighting). Lender exception in file.	SELLER - GENERAL COMMENT (2024-11-15): Comment from XXXX (XXXX): LRP exception approval REVIEWER - GENERAL COMMENT (2024-11-15): Investor consideration required. REVIEWER - WAIVED COMMENT (2024-11-18): Exception approval provided, meets buyers waiver policy. SELLER - GENERAL COMMENT (2024-11-15): Comment from XXXX (XXXX): LRP exception approval REVIEWER - GENERAL COMMENT (2024-11-15): Investor consideration required. REVIEWER - WAIVED COMMENT (2024-11-18): Exception approval provided, meets buyers waiver policy.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $158.00 exceeds tolerance of $127.00 plus 10% or $139.70. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-11-13): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000492	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $202.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024-11-13): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000521	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000449	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)			Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000450	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000456	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000479	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000493	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Non-Warrantable Condo showing Master Insurance providing coverage on roofs >15 years are covered on actual cash value instead of replacement cost. Lender exception in file.	REVIEWER - WAIVED COMMENT (2024-11-18): Exception approval provided, meets buyers waiver policy.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000403	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXXX is less than the note Amount of $XXXX based on the Commitment in file.			1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000460	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-4,232.00. Sufficient or excess cure was provided to the borrower at Closing. (9300)		REVIEWER - CURED COMMENT (2024-11-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000497	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000498	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)		REVIEWER - CURED COMMENT (2024-11-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000505	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000509	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orX.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.	REVIEWER - WAIVED COMMENT (2024-11-19): Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000511	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000513	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Co-borrower has less than 12 mos history of commission based earnings. Approved lender exception in file.	REVIEWER - WAIVED COMMENT (2024-11-19): Exception approval provided, meets buyers waiver policy.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re-stated designation	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000518	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000441	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000470	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000490	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000499	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $200.00 exceeds tolerance of $150.00.  Sufficient or excess cure was provided to the borrower at Closing. (75208)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $68.50 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt in file is dated XX/XX/XXXX. There is no evidence of the borrower signing the appraisal waiver in file to allow the appraisal receipt less than 3 days prior to closing.	REVIEWER - CURED COMMENT (2024-11-18): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-11-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000500	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000531	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1					Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000489	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000530	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of the greater of X.XX% of the Original Loan Amount and $1000.00 (2024). FNMA Finance Charge total $20,821.00 on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00 (2024) (an overage of $XXX orX.XX%).		REVIEWER - WAIVED COMMENT (2024-11-21): Client elects to waive.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000459	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000495	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000501	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000504	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Restated designation	REVIEWER - WAIVED COMMENT (2024-11-25): Client accepts	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	1000506	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	ACV for roofs being greater than 10 years old. There is an approved lender exception in the loan file.	BUYER - GENERAL COMMENT (2024-11-25): Comment from XXXX (XXXX): Please see Doc XXXX for LRP exception approval. Thank you! REVIEWER - WAIVED COMMENT (2024-11-25): Credit exception approval based on 2 or more compensating factors meeting client criteria.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: restated designation	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000510	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice not provided to borrower within time frams.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000503	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7594)		REVIEWER - CURED COMMENT (2024-11-25): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000528	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000517	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000526	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or X.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.	REVIEWER - WAIVED COMMENT (2024-11-26): Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000474	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000502	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000523	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000524	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXXon a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX orX.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.	BUYER - GENERAL COMMENT (2024-12-02): Comment from XXXX (XXXX.): Please advise what will clear, thank you! REVIEWER - GENERAL COMMENT (2024-12-02): Nothing additional required. Exception remains open, EV2 Informational. REVIEWER - WAIVED COMMENT (2024-11-27): Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000529	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000525	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000508	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000514	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000516	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000519	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or X.XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated.	REVIEWER - WAIVED COMMENT (2024-12-02): Client elects to waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000522	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000527	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000356	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000355	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[2] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of Prime Mortgage Market Rate 7.44000 + X.XX%, or X.XX%.  Non-Compliant SubPrime Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $945.00 exceeds tolerance of $925.00. Sufficient or excess cure was provided to the borrower at Closing. (75182)	REVIEWER - CURED COMMENT (2024-01-05): Sufficient Cure Provided At Closing	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): Assignee Liability: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000359	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR X.XX% + 1.5%, or X.XX% Compliant Higher Priced Loan. [2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.		SELLER - GENERAL COMMENT (2024-01-04): Comment from XXXX (XXXX): Proof of delivery- Appraisal 12-11 and CDA 12/14 REVIEWER - GENERAL COMMENT (2024-01-04): State HPML Compliant. Exception is EV2, informational. SELLER - GENERAL COMMENT (2024-01-04): Comment from XXXX (XXXX): Proof of delivery- Appraisal 12-11 and CDA 12/14 REVIEWER - GENERAL COMMENT (2024-01-04): Exception is EV2, informational. TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. Lender of Record is different than lender stated on appraisal.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000360	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000357	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XX orX.XX%).
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	REVIEWER - WAIVED COMMENT (2024-01-12): Client elects to waive.
SELLER - GENERAL COMMENT (2024-01-10): Comment from XXXX (XXXX): attached
REVIEWER - GENERAL COMMENT (2024-01-12): Revised appraisal delivered to borrower on XX/XX/XXXX (date of appraisal completion).  The revised appraisal was completed on XX/XX/XXXX and loan consummation was XX/XX/XXXX. TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2024-01-19): Comment from XXXX (XXXX): attached
REVIEWER - GENERAL COMMENT (2024-01-22): If the revised appraisal is simply due to clerical changes only and there is no change in value (which it seems it the case on both appraisals here), the lender is still required to provide this revised appraisal to the borrower. If it is only clerical and the appraisal is provided however it is not provided within 3 business days of closing, the exception is graded an EV-2 HPML exception which does not stop the loan from being HPML Compliant. So both timing exceptions cited here are EV-2 due to being clerical changes not provided within 3 business days of closing. However neither impact the overall Compliant test, which is why the loan is HPML Compliant.
SELLER - GENERAL COMMENT (2024-01-10): Comment from XXXX (XXXX): attached
REVIEWER - GENERAL COMMENT (2024-01-12): Revised appraisal delivered to borrower on XX/XX/XXXX (date of appraisal completion).  The revised appraisal was completed on XX/XX/XXXX and loan consummation was XX/XX/XXXX. TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2024-01-16): Comment from XXXX (XXXX): Appraisal was completed on 12/14 (signature was only on 12/18) - Core Valuation Management delivered this appraisal on 12/15 1 day after the report was completed in their system.
REVIEWER - GENERAL COMMENT (2024-01-17): Appraisal dated 12/14 was delivered to the borrower on 12/15. An updated appraisal dated 12/18 was delivered to the borrower on 12/18. Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.
SELLER - GENERAL COMMENT (2024-01-19): Comment from XXXX (XXXX): attached
																							REVIEWER - GENERAL COMMENT (2024-01-22): If the revised appraisal is simply due to clerical changes only and there is no change in value (which it seems it the case on both appraisals here), the lender is still required to provide this revised appraisal to the borrower. If it is only clerical and the appraisal is provided however it is not provided within 3 business days of closing, the exception is graded an EV-2 HPML exception which does not stop the loan from being HPML Compliant. So both timing exceptions cited here are EV-2 due to being clerical changes not provided within 3 business days of closing. However neither impact the overall Compliant test, which is why the loan is HPML Compliant.	Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000358	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of  X.XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXX orX.XX%).
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $456.00 exceeds tolerance of $152.00 plus 10% or $167.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Loan Designation restated. Compliance testing updated.	SELLER - GENERAL COMMENT (2024-01-09): Comment from XXXX (XXXX.): see attached
REVIEWER - GENERAL COMMENT (2024-01-09): Received evidence of delivery for primary valuation. Missing for secondary valuation.
BUYER - GENERAL COMMENT (2024-01-09): Comment from XXXX (XXXX.): The CDA does not get provided to the borrower.
REVIEWER - GENERAL COMMENT (2024-01-09): Under Regulation B, 12 C.F.R. 1002.14(a)(1), "A creditor shall provide an applicant a copy of all appraisals and other written valuations developed in connection with an application for credit that is to be secured by a first lien on a dwelling."
BUYER - GENERAL COMMENT (2024-01-09): Comment from XXXX (XXXX.): The CDA is a 3rd party review of the appraisal provided to validate the value of the property.  It is not a valuation of the subject property
REVIEWER - GENERAL COMMENT (2024-01-09): Exception is EV2. Moved to buyer queue.
REVIEWER - WAIVED COMMENT (2024-01-08): Client elects to waive.
																							REVIEWER - CURED COMMENT (2024-01-04): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000361	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of X.XX% is in excess of the investor allowable maximum of the greater ofX.XX% of the Federal Total Loan Amount and $XXXX (2024). Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX and $XXXX (2024) (an overage of $XXX or X.XX%). [2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.		REVIEWER - WAIVED COMMENT (2024-01-22): Client elects to waive.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000362	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000364	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	SELLER - GENERAL COMMENT (2024-03-29): Comment from XXXX (XXXX): . REVIEWER - GENERAL COMMENT (2024-04-01): Updated policy not received.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $110.39 exceeds tolerance of $100.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $190.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	SELLER - GENERAL COMMENT (2024-04-01): Comment from XXXX (XXXX): . REVIEWER - GENERAL COMMENT (2024-04-02): Received DocuSign reflecting the borrower was sent the appraisal on XX/XX/XXXX. Not provided to applicant three (3) business days prior to consummation. (Type: PrimaXX/XX/XXXX) REVIEWER - CURED COMMENT (2024-04-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-04-02): Sufficient Cure Provided At Closing				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000363	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000533	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000535	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title policy amount not provided in Title Preliminary document.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2023-12-13): Accepted as is.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)		REVIEWER - CURED COMMENT (2023-12-12): Sufficient Cure Provided At Closing				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000534	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2024-01-17): Accepted as is per client	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $672.10 exceeds tolerance of $639.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax Fee Amount of $672.10 exceeds tolerance of $639.00. Sufficient or excess cure was provided.	REVIEWER - CURED COMMENT (2024-01-12): Sufficient Cure Provided At Closing				-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000536	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $642.70 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024-01-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A